Quarterly Report
March 31, 2025
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II
GSS-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.5%
Asset-Backed & Securitized – 8.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.003%, 11/15/2054 (i)	$3,533,063	$143,266
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.93% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,293,000	1,291,942
ACREC 2023-FL2 LLC, “A”, FLR, 6.549% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	706,548	709,062
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 5.203% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)	717,035	715,893
American Credit Acceptance Receivables Trust, 2024-2, “A”, 5.9%, 2/12/2027 (n)	172,093	172,403
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	27,733	27,740
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.944% (SOFR - 1mo. + 0.6%), 2/18/2028	577,830	578,250
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 5.833% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	1,107,000	1,107,160
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.997% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,405,000	1,401,512
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	168,699	170,221
ARI Fleet Lease Trust, 2025-A, “A2”, 4.38%, 1/17/2034 (n)	265,000	264,455
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.212%, 7/15/2054 (i)	3,431,250	187,787
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.582%, 2/15/2054 (i)	2,323,713	164,213
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.464%, 12/15/2055 (i)	3,480,155	120,584
BDS Ltd., 2024-FL13, “A”, FLR, 5.892% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	220,000	220,513
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.257%, 2/15/2054 (i)	7,535,130	394,648
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.136%, 3/15/2054 (i)	4,475,606	198,930
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.881%, 6/15/2054 (i)	6,461,784	234,992
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.235%, 7/15/2054 (i)	5,638,284	308,598
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.258%, 8/15/2054 (i)	6,669,751	372,715
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.02%, 9/15/2054 (i)	7,481,128	302,348
Bridgecrest Lending Auto Securitization Trust, 2024-2, “A2”, 5.78%, 2/16/2027	158,728	158,878
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027	511,000	510,982
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 5.633% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	38,027	37,957
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 5.913% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	777,500	774,829
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	181,763	185,130
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.733% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	1,344,000	1,313,464
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)	171,424	171,261
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 5.448% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	362,311	363,974
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.82%, 12/15/2072 (i)(n)	4,023,478	134,012
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.283%, 2/15/2054 (i)	5,698,319	330,308
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.764%, 4/15/2054 (i)	3,281,639	107,494
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	187,919	191,766
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	45,421	45,480
Enterprise Fleet Financing LLC, 2025-1, “A2”, 4.65%, 10/20/2027 (n)	168,000	168,288
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	213,086	213,650
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	101,616	102,623
GLS Auto Select Receivables Trust, 2024-2A, “A-2”, 5.77%, 6/15/2027 (n)	343,488	344,444
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	26,128	26,156
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.183% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,110,500	1,109,331
MF1 2021-FL5 Ltd., “AS”, FLR, 5.633% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	664,500	661,034
MF1 2021-FL5 Ltd., “B”, FLR, 5.883% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	836,500	829,092
MF1 2021-FL7 Ltd., “A”, FLR, 5.51% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	813,420	812,366
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.789%, 12/15/2051 (i)	5,442,712	135,695
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.279%, 5/15/2054 (i)	2,849,584	149,048
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.173%, 6/15/2054 (i)	3,382,052	154,133
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.081%, 10/15/2054 (i)	13,230,388	598,044
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	223,768	225,414
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	280,899	278,752
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	204,000	204,850
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	188,000	189,001
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	77,857	78,124
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	177,000	179,344
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	417,559	415,770
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.634% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	253,091	252,803
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 5.934% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	206,000	205,864

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Santander Drive Auto Receivables Trust, 2024-1, “A2”, 5.71%, 2/16/2027	$33,971	$33,985
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	69,830	69,849
SBNA Auto Lease Trust, 2025-A, “A2”, 4.68%, 4/20/2027 (n)	365,000	365,098
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	179,059	178,982
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	344,446	348,608
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.931%, 1/15/2052 (i)(n)	3,130,084	85,662
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.494%, 8/15/2054 (i)	1,285,628	87,390
World Omni Select Auto Trust, 2023-A, “A2B”, FLR, 5.197% (SOFR - 30 day + 0.85%), 3/15/2027	17,443	17,446
		$21,933,613
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$528,523
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$147,000	$144,619
Mortgage-Backed – 63.1%
Fannie Mae, 4.5%, 5/01/2025 - 11/25/2042	$1,570,674	$1,552,321
Fannie Mae, 3.005%, 7/25/2027	1,444,564	1,406,742
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	6,806,954	6,491,605
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	188,587	196,750
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	554,245	506,387
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	171,693	13,019
Fannie Mae, 3%, 2/25/2033 (i)	217,682	16,138
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	2,085,008	2,135,226
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	1,542,771	1,553,408
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	237,951	246,715
Fannie Mae, 3.5%, 4/01/2038 - 6/25/2048	3,853,685	3,572,590
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	5,631,453	5,401,911
Fannie Mae, 4.804%, 3/25/2041	48,711	48,470
Fannie Mae, 4.954%, 7/25/2041 - 12/25/2049	808,418	795,360
Fannie Mae, 2.75%, 9/25/2042	184,611	177,341
Fannie Mae, 2%, 8/25/2044 - 4/25/2046	374,571	346,122
Fannie Mae, 4.754%, 12/25/2045	83,364	81,973
Fannie Mae, 1.545%, 9/25/2046 (i)	231,905	25,333
Fannie Mae, 4%, 9/25/2050 (i)	421,195	83,837
Fannie Mae, 5.789%, 11/25/2053	668,689	674,024
Fannie Mae, 5.239%, 12/25/2053	836,702	835,484
Fannie Mae, 5.489%, 6/25/2054 - 2/25/2055	2,516,382	2,521,838
Fannie Mae, 5.189%, 1/25/2055	598,483	597,640
Fannie Mae, UMBS, 2%, 12/01/2036 - 3/01/2052	9,738,233	8,006,015
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 5/01/2053	16,870,098	14,260,339
Fannie Mae, UMBS, 5%, 6/01/2038 - 11/01/2054	2,698,580	2,652,306
Fannie Mae, UMBS, 1.5%, 2/01/2042	57,622	47,210
Fannie Mae, UMBS, 3%, 5/01/2051 - 7/01/2052	3,346,021	2,922,228
Fannie Mae, UMBS, 4%, 8/01/2051	420,670	396,219
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 9/01/2052	533,376	512,335
Fannie Mae, UMBS, 6%, 6/01/2053 - 10/01/2054	4,796,825	4,879,292
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 7/01/2054	713,281	737,114
Fannie Mae, UMBS, 5.5%, 9/01/2054	1,158,687	1,157,467
Freddie Mac, 0.069%, 5/25/2025 (i)	80,622,772	4,542
Freddie Mac, 3.7%, 5/25/2025	271,871	271,020
Freddie Mac, 4%, 7/01/2025 - 1/15/2055	989,178	960,132
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	612,082	604,515
Freddie Mac, 2.745%, 1/25/2026	481,401	474,867
Freddie Mac, 2.57%, 7/25/2026	4,300,000	4,213,194
Freddie Mac, 3.12%, 9/25/2026	1,733,760	1,704,895
Freddie Mac, 2.525%, 10/25/2026	291,560	284,125
Freddie Mac, 2.797%, 12/25/2026	170,698	168,472

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.413%, 12/25/2026	$2,300,000	$2,265,551
Freddie Mac, 1.374%, 3/25/2027 (i)	1,030,000	25,008
Freddie Mac, 3.243%, 4/25/2027	1,379,961	1,353,090
Freddie Mac, 3.117%, 6/25/2027	2,875,686	2,810,233
Freddie Mac, 0.563%, 7/25/2027 (i)	28,213,925	305,811
Freddie Mac, 0.41%, 8/25/2027 (i)	23,027,996	198,914
Freddie Mac, 3.286%, 11/25/2027	958,543	935,483
Freddie Mac, 0.362%, 12/25/2027 (i)	185,214	1,606
Freddie Mac, 1.603%, 12/25/2027	1,198,178	1,119,067
Freddie Mac, 0.294%, 1/25/2028 (i)	38,940,271	304,155
Freddie Mac, 0.3%, 1/25/2028 (i)	16,304,912	129,070
Freddie Mac, 0.13%, 2/25/2028 (i)	46,866,739	185,920
Freddie Mac, 0.116%, 4/25/2028 (i)	30,839,157	126,138
Freddie Mac, 3.9%, 4/25/2028	255,290	252,577
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	5,819,852	5,341,319
Freddie Mac, 4.832%, 3/25/2029	724,510	723,481
Freddie Mac, 0.443%, 5/25/2029 (i)	6,170,107	108,545
Freddie Mac, 0.437%, 7/25/2029 (i)	4,437,394	145,844
Freddie Mac, 1.086%, 7/25/2029 (i)	4,333,263	170,503
Freddie Mac, 1.138%, 8/25/2029 (i)	7,546,356	318,401
Freddie Mac, 4.842%, 9/25/2029	697,285	696,449
Freddie Mac, 4.837%, 12/25/2029	398,930	398,670
Freddie Mac, 1.317%, 1/25/2030 (i)	3,635,991	194,312
Freddie Mac, 1.797%, 4/25/2030 - 5/25/2030 (i)	6,508,520	521,244
Freddie Mac, 1.85%, 4/25/2030 (i)	4,034,514	323,233
Freddie Mac, 1.666%, 5/25/2030 (i)	2,174,913	163,198
Freddie Mac, 1.113%, 6/25/2030 (i)	2,731,535	131,707
Freddie Mac, 1.341%, 6/25/2030 (i)	1,983,331	121,110
Freddie Mac, 1.598%, 8/25/2030 (i)	1,814,781	134,959
Freddie Mac, 1.169%, 9/25/2030 (i)	1,149,690	63,743
Freddie Mac, 1.08%, 11/25/2030 (i)	2,249,951	119,040
Freddie Mac, 4.902%, 11/25/2030	929,907	929,904
Freddie Mac, 0.323%, 1/25/2031 (i)	8,675,391	126,846
Freddie Mac, 0.779%, 1/25/2031 (i)	3,359,280	134,415
Freddie Mac, 0.935%, 1/25/2031 (i)	2,545,825	118,645
Freddie Mac, 0.354%, 2/25/2031 (i)	2,806,836	62,172
Freddie Mac, 0.511%, 3/25/2031 (i)	6,889,571	168,468
Freddie Mac, 0.731%, 3/25/2031 (i)	2,967,667	113,705
Freddie Mac, 1.215%, 5/25/2031 (i)	1,210,235	76,494
Freddie Mac, 0.938%, 7/25/2031 (i)	1,944,368	100,560
Freddie Mac, 1.214%, 7/25/2031 (i)	3,452,631	226,571
Freddie Mac, 0.507%, 8/25/2031 (i)	2,459,942	66,042
Freddie Mac, 0.535%, 9/25/2031 (i)	8,016,720	241,792
Freddie Mac, 0.855%, 9/25/2031 (i)	7,432,958	344,348
Freddie Mac, 0.349%, 11/25/2031 (i)	11,978,818	245,148
Freddie Mac, 0.497%, 12/25/2031 (i)	11,887,771	334,884
Freddie Mac, 0.567%, 12/25/2031 (i)	1,981,491	62,452
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	112,839	117,344
Freddie Mac, 4.813%, 10/15/2032	30,496	30,471
Freddie Mac, 0.153%, 11/25/2032 (i)	10,140,098	136,425
Freddie Mac, 0.265%, 5/25/2033 (i)	2,500,000	54,019
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	7,632,752	7,163,307
Freddie Mac, 0.128%, 8/25/2033 (i)	10,770,884	140,451
Freddie Mac, 0.176%, 10/25/2033 (i)	10,455,272	180,593
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	890,620	902,409
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	911,626	941,465
Freddie Mac, 0.905%, 9/25/2034 (i)	1,372,219	97,945
Freddie Mac, 4.489%, 9/25/2034	1,089,870	1,079,383
Freddie Mac, 4.76%, 10/25/2034	590,673	596,799

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.056%, 1/25/2035 (i)	$16,586,619	$159,016
Freddie Mac, 0.427%, 1/25/2035 (i)	6,578,625	159,149
Freddie Mac, 4.663%, 4/15/2035	21,617	21,424
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2041	562,510	574,743
Freddie Mac, 5.5%, 2/15/2036 (i)	60,394	9,798
Freddie Mac, 5.163%, 5/15/2039	25,565	25,594
Freddie Mac, 4.5%, 12/15/2040 (i)	10,276	955
Freddie Mac, 1.75%, 8/15/2041	153,379	144,526
Freddie Mac, 4.863%, 8/15/2046	41,062	40,665
Freddie Mac, 5.159%, 9/25/2052	710,628	689,540
Freddie Mac, 5.789%, 10/25/2053	75,795	76,949
Freddie Mac, 5.239%, 10/25/2054	1,373,440	1,373,588
Freddie Mac, 5.289%, 2/25/2055	1,087,556	1,082,747
Freddie Mac, 5.689%, 2/25/2055	820,202	818,882
Freddie Mac, 5.839%, 2/25/2055	959,989	966,647
Freddie Mac, 5.439%, 3/25/2055	2,179,399	2,184,722
Freddie Mac, 0.32%, 6/25/2055 (i)	15,889,873	337,920
Freddie Mac, 3.25%, 11/25/2061	683,968	625,422
Freddie Mac, UMBS, 6.5%, 8/01/2032 - 8/01/2054	359,978	371,175
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	8,409,914	6,748,656
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	273,860	249,883
Freddie Mac, UMBS, 3%, 7/01/2050 - 9/01/2053	3,225,303	2,799,334
Freddie Mac, UMBS, 1.5%, 5/01/2051 - 10/01/2051	481,682	364,585
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	2,377,562	1,991,396
Freddie Mac, UMBS, 4%, 5/01/2052	631,451	594,101
Freddie Mac, UMBS, 5%, 3/01/2053 - 10/01/2054	822,683	806,796
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 5/01/2053	317,544	320,882
Freddie Mac, UMBS, 6%, 3/01/2054	226,390	230,170
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	951,753	108,552
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2055	2,371,442	2,393,820
Ginnie Mae, 5.656%, 8/20/2034	145,880	148,714
Ginnie Mae, 4%, 5/16/2039 - 7/20/2041	496,736	480,657
Ginnie Mae, 4.5%, 8/15/2039 - 5/20/2054	3,818,428	3,716,913
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	202,825	29,881
Ginnie Mae, 0.966%, 5/20/2041 (i)	395,341	32,400
Ginnie Mae, 4.534%, 9/20/2041	1,099,600	1,069,830
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	1,738,840	1,625,836
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	3,962,566	3,382,186
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	4,085,968	3,644,779
Ginnie Mae, 4.733%, 10/20/2045	1,028,644	999,281
Ginnie Mae, 4.883%, 7/20/2046	403,218	395,009
Ginnie Mae, 1.716%, 4/20/2047 (i)	67,926	8,050
Ginnie Mae, 4.683%, 10/20/2047	78,292	75,747
Ginnie Mae, 4.833%, 12/20/2048	885,449	863,657
Ginnie Mae, 2.5%, 2/20/2051 (i)	379,406	46,608
Ginnie Mae, 2%, 3/20/2052	165,138	135,123
Ginnie Mae, 5%, 1/20/2053 - 2/20/2055	1,873,472	1,845,820
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	1,513,195	1,546,479
Ginnie Mae, 5.394%, 10/20/2054	637,756	636,621
Ginnie Mae, 5.494%, 3/20/2064	685,817	689,377
Ginnie Mae, 5.103%, 7/20/2064	171,467	172,232
Ginnie Mae, 5.173%, 10/20/2066 - 3/20/2067	916,382	919,047
Ginnie Mae, 5.193%, 10/20/2066	662,145	665,211
Ginnie Mae, 5.249%, 1/20/2067	523,492	529,849
Ginnie Mae, 5.127%, 2/20/2067	319,461	319,877
Ginnie Mae, 6.417%, 7/20/2067	878,756	884,771
Ginnie Mae, 4.873%, 11/20/2067	256,487	255,930
Ginnie Mae, 5.921%, 4/20/2068	1,313,178	1,320,009
Ginnie Mae, 5.862%, 5/20/2068	955,233	960,179

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4.923%, 11/20/2068 - 3/20/2070	$1,082,385	$1,083,686
Ginnie Mae, 4.953%, 7/20/2070	926,435	921,175
Ginnie Mae, 4.744%, 12/20/2071	452,412	448,152
Ginnie Mae, 4.994%, 8/20/2074 - 1/20/2075	1,981,557	1,979,492
Ginnie Mae, 4.344%, 11/20/2074	712,984	706,988
Ginnie Mae, 4.944%, 2/20/2075	968,343	964,366
Ginnie Mae, TBA, 5.5%, 4/15/2055	925,000	926,901
UMBS, TBA, 2%, 4/15/2055 - 5/13/2055	5,175,000	4,112,007
		$172,832,436
Municipals – 0.3%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	$335,000	$322,716
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	14,028	13,853
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	248,216	240,732
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	225,000	223,881
		$801,182
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 5.11%, 4/01/2025	$5,207	$5,207
Small Business Administration, 2.21%, 2/01/2033	213,296	198,612
Small Business Administration, 2.22%, 3/01/2033	322,088	298,497
Small Business Administration, 3.15%, 7/01/2033	308,025	295,309
Small Business Administration, 3.16%, 8/01/2033	194,429	185,633
Small Business Administration, 3.62%, 9/01/2033	104,954	101,606
		$1,084,864
U.S. Treasury Obligations – 22.4%
U.S. Treasury Bonds, 6%, 2/15/2026	$2,699,000	$2,744,071
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	344,567
U.S. Treasury Bonds, 4.5%, 8/15/2039	512,500	517,645
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	6,710,963
U.S. Treasury Bonds, 2.875%, 5/15/2043 (f)	13,519,500	10,647,134
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	14,059,000	10,136,209
U.S. Treasury Notes, 3.75%, 8/15/2027	2,464,000	2,455,819
U.S. Treasury Notes, 3.625%, 3/31/2028	9,593,000	9,523,301
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,389,867
U.S. Treasury Notes, 4.125%, 8/31/2030	5,164,000	5,197,082
U.S. Treasury Notes, 4.625%, 4/30/2031	2,444,000	2,520,566
U.S. Treasury Notes, 1.625%, 5/15/2031	6,239,000	5,429,636
U.S. Treasury Notes, 1.375%, 11/15/2031	2,119,500	1,789,984
		$61,406,844
Total Bonds		$258,732,081
Mutual Funds (h) – 5.9%
Money Market Funds – 5.9%
MFS Institutional Money Market Portfolio, 4.35% (v)	16,115,513	$16,117,125

Other Assets, Less Liabilities – (0.4)%		(989,433)
Net Assets – 100.0%		$273,859,773
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,117,125 and $258,732,081, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,643,879, representing 6.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 3/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	49	$5,449,719	June – 2025	$17,804
U.S. Treasury Note 2 yr	Long	USD	182	37,705,281	June – 2025	174,879
U.S. Treasury Note 5 yr	Long	USD	548	59,269,625	June – 2025	725,051
U.S. Treasury Ultra Bond 30 yr	Short	USD	13	1,589,250	June – 2025	13,763
U.S. Treasury Ultra Note 10 yr	Long	USD	77	8,787,625	June – 2025	41,779
						$973,276
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
5/24/26	USD	10,200,000	centrally cleared	Daily SOFR / Annually	4.7585% / Annually	$(86,760)	$—	$(86,760)
12/26/26	USD	6,600,000	centrally cleared	Daily SOFR / Annually	4.1635% / Annually	(39,530)	—	(39,530)
12/26/29	USD	6,350,000	centrally cleared	Daily SOFR / Annually	4.085% / Annually	(114,427)	—	(114,427)
						$(240,717)	$—	$(240,717)
At March 31, 2025, the fund had liquid securities with an aggregate value of $1,722,991 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$62,491,708	$—	$62,491,708
Municipal Bonds	—	801,182	—	801,182
U.S. Corporate Bonds	—	673,142	—	673,142
Residential Mortgage-Backed Securities	—	174,358,086	—	174,358,086
Commercial Mortgage-Backed Securities	—	10,208,627	—	10,208,627
Asset-Backed Securities (including CDOs)	—	10,199,336	—	10,199,336
Investment Companies	16,117,125	—	—	16,117,125
Total	$16,117,125	$258,732,081	$—	$274,849,206
Other Financial Instruments
Futures Contracts – Assets	$973,276	$—	$—	$973,276
Swap Agreements – Liabilities	—	(240,717)	—	(240,717)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,336,673	$40,332,414	$53,549,440	$(64)	$(2,458)	$16,117,125
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$186,928	$—